Description of Business	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Description of Business [Abstract]
DESCRIPTION OF BUSINESS

Note 1  DESCRIPTION OF BUSINESS

FOXO Technologies Inc. (“FOXO” or the “Company”), formerly known as Delwinds Insurance Acquisition Corp. (“Delwinds”), a Delaware corporation, was originally formed in April 2020 as a publicly traded special purpose company for the purpose of effecting a merger, capital stock exchange, asset acquisition, reorganization, or similar business combination involving one or more businesses. FOXO is a leader in commercializing epigenetic biomarker technology to support groundbreaking scientific research and disruptive next-generation business initiatives. The Company applies automated machine learning and artificial intelligence technologies to discover epigenetic biomarkers of human health, wellness and aging. The Company has been building a life insurance business to support the commercial applications of its epigenetic biomarker underwriting technology and consumer engagement platform service business.

The Company manages and reports results of operations for two reportable business segments: FOXO Life, the Company’s life insurance business operations, and FOXO Labs, the Company’s epigenetic biomarker technology business operations.

The Business Combination

On February 24, 2022, Delwinds entered into a definitive Agreement and Plan of Merger, dated as of February 24, 2022, as amended on April 26, 2022, July 6, 2022 and August 12, 2022 (the “Merger Agreement”), with FOXO Technologies Inc., now known as FOXO Technologies Operating Company (“FOXO Technologies Operating Company” or “Legacy FOXO”), DWIN Merger Sub Inc., a Delaware corporation and a wholly owned subsidiary of Delwinds (“Merger Sub”), and DIAC Sponsor LLC (the “Sponsor”), in its capacity as the representative of the stockholders of Delwinds from and after the closing (the “Closing”) of the transactions contemplated by the Merger Agreement (collectively, the “Business Combination”).

The Business Combination was approved by Delwinds’ stockholders on September 14, 2022 and closed on September 15, 2022 (the “Closing Date”) whereby Merger Sub merged into FOXO Technologies Operating Company, with FOXO Technologies Operating Company surviving the merger as a wholly owned subsidiary of the Company (the “Combined Company”), and with FOXO Technologies Operating Company security holders becoming security holders of the Combined Company. Immediately upon the Closing, the name of Delwinds was changed to FOXO Technologies Inc.

Following the Closing, FOXO is a holding company whose wholly-owned subsidiary, FOXO Technologies Operating Company, conducts all of the core business operations. FOXO Technologies Operating Company maintains its two wholly-owned subsidiaries, FOXO Labs Inc. and FOXO Life, LLC. FOXO Labs maintains a wholly-owned subsidiary, Scientific Testing Partners, LLC, while FOXO Life Insurance Company was a wholly-owned subsidiary of FOXO Life, LLC. See Note 10 for more information on FOXO Life Insurance Company. References to “FOXO” and the “Company” in these condensed consolidated financial statements refer to FOXO Technologies Operating Company and its wholly-owned subsidiaries prior to the Closing and FOXO Technologies Inc. following the Closing.

Note 1 DESCRIPTION OF BUSINESS

FOXO Technologies Inc. (“FOXO” or the “Company”), formerly known as Delwinds Insurance Acquisition Corp. (“Delwinds”), a Delaware corporation, was originally formed in April 2020 as a publicly traded special purpose company for the purpose of effecting a merger, capital stock exchange, asset acquisition, reorganization, or similar business combination involving one or more businesses. FOXO is a leader in commercializing epigenetic biomarker technology to support groundbreaking scientific research and disruptive next-generation business initiatives. The Company applies automated machine learning and artificial intelligence technologies to discover epigenetic biomarkers of human health, wellness and aging. The Company has been building a life insurance business to support the commercial applications of its epigenetic biomarker underwriting technology and consumer engagement platform service business. On August 20, 2021, the Company completed its acquisition of Memorial Insurance Company of America (“MICOA”) and renamed it FOXO Life Insurance Company.

The Company manages and reports results of operations for two reportable business segments: FOXO Life, the Company’s life insurance business operations, and FOXO Labs, the Company’s epigenetic biomarker technology business operations.

The Business Combination

On February 24, 2022, Delwinds entered into a definitive Agreement and Plan of Merger, dated as of February 24, 2022, as amended on April 26, 2022, July 6, 2022 and August 12, 2022 (the “Merger Agreement”), with FOXO Technologies Inc., now known as FOXO Technologies Operating Company (“FOXO Technologies Operating Company”), DWIN Merger Sub Inc., a Delaware corporation and a wholly owned subsidiary of Delwinds (“Merger Sub”), and DIAC Sponsor LLC (the “Sponsor”), in its capacity as the representative of the stockholders of Delwinds from and after the closing (the “Closing”) of the transactions contemplated by the FOXO Transaction Agreement (collectively, the “Transaction” or the “Business Combination”). Simultaneously with the execution of the Merger Agreement, Delwinds entered into a Common Stock Purchase Agreement (the “ELOC Agreement”) with CF Principal Investments LLC (the “Cantor Investor”), pursuant to which, assuming satisfaction of certain conditions and subject to limitations set forth in the ELOC Agreement, the Company would have the right, from time to time to sell the Cantor Investor up to $40,000 in shares of the Company’s Class A common stock (the “Class A Common Stock”) until the first day of the next month following the 36-month anniversary of when the Securities and Exchange Commission (“SEC”) has declared effective a registration statement covering the resale of such shares of Class A Common Stock or until the date on which the facility has been fully utilized, if earlier. The ELOC Agreement was subsequently cancelled. See Note 7 for additional information.

The Business Combination was approved by Delwinds’ stockholders on September 14, 2022 and closed on September 15, 2022 (the “Closing Date”) whereby Merger Sub merged into FOXO Technologies Operating Company, with FOXO Technologies Operating Company surviving the merger as a wholly owned subsidiary of the Company (the “Combined Company”), and with FOXO Technologies Operating Company security holders becoming security holders of the Combined Company. Immediately upon the Closing, the name of Delwinds was changed to FOXO Technologies Inc.

Following the Closing, FOXO is a holding company whose wholly-owned subsidiary, FOXO Technologies Operating Company, conducts all of the core business operations. FOXO Technologies Operating Company maintains its two wholly-owned subsidiaries, FOXO Labs Inc. and FOXO Life, LLC. FOXO Labs maintains a wholly-owned subsidiary, Scientific Testing Partners, LLC, while FOXO Life Insurance Company is a wholly-owned subsidiary of FOXO Life, LLC. References to “FOXO” and the “Company” in these consolidated financial statements refer to FOXO Technologies Operating Company and its wholly-owned subsidiaries prior to the Closing and FOXO Technologies Inc. following the Closing.

In accordance with the terms of the Merger Agreement, at Closing, the Company (i) acquired 100% of the issued and outstanding FOXO Technologies Operating Company Class A common stock (the “FOXO Class A Common Stock”) in exchange for equity consideration in the form of the Company’s Class A Common Stock, (ii) acquired 100% of the issued and outstanding shares of FOXO Technologies Operating Company Class B common stock (the “FOXO Class B Common Stock”) in exchange for equity consideration in the form of the Company’s Class A Common Stock.

Immediately prior to the Closing, the following transactions occurred:

●	8,000,000 shares of FOXO Technologies Operating Company Series A preferred stock (the “FOXO Preferred Stock”) were exchanged for 8,000,000 shares of FOXO Class A Common Stock.

●	The 2021 Bridge Debentures (as defined in Note 5) in the principal amount, together with accrued and unpaid interest, of $24,402 were converted into 6,759,642 shares of FOXO Class A Common Stock.

●	The holders of the 2022 Bridge Debentures (as defined in Note 5) in the principal amount, together with accrued and unpaid interest, of $34,496 were converted into 7,810,509 shares of FOXO Class A Common Stock.

As a result of and upon the Closing, among other things, (1) all outstanding shares of FOXO Class A Common Stock (after giving effect to the conversion of the FOXO Preferred Stock, the 2021 Bridge Debentures, and 2022 Bridge Debentures into share of FOXO Class A Common Stock) and FOXO Class B Common Stock were converted into 15,518,705 shares of the Company’s Class A Common Stock, (2) all FOXO options and FOXO warrants outstanding immediately before the Closing (“Assumed Options” and “Assumed Warrants”, as applicable) were assumed and converted, subject to adjustment pursuant to the terms of the Merger Agreement, into options and warrants, respectively, of the Company, exercisable for share of the Company’s Class A Common Stock and (3) other than the Assumed Options and Assumed Warrants, all other convertible securities and other rights to purchase capital stock of FOXO Technologies Operating Company were retired and terminated, if they were not converted, exchanged or exercised for FOXO Technologies Operating Company stock immediately prior the Closing.